Accounts receivable and contract assets (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Allowance for credit loss	$ 0	$ 0
Collection of accounts receivable	$ 1,931,332